Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Assets Measured or Disclosed at Fair Value on a Recurring Basis	Assets measured or disclosed at fair value on a recurring basis as of December 31, 2021 are summarized below:

	Fair Value Measurements as of December 31, 2021 using
	Quoted Price in Active Market for Identical Assets	Significant Other Observable Inputs	Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)	fair value
	RMB	RMB	RMB	RMB
Fair value measurement
Short-term investments
Trading debt investments	—	65,108	—	65,108

Total asset measured at fair value	—	65,108	—	65,108